CONDENSED CONSOLIDATED STATEMENTS OF LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenues	$ 78,087	$ 56,159	$ 142,049	$ 108,569
Cost of revenues	(43,499)	(35,303)	(79,474)	(69,838)
Gross Profit	34,588	20,856	62,575	38,731
Research and development expenses	(6,417)	(4,970)	(12,762)	(10,106)
Selling, general and administrative expenses	(23,824)	(17,536)	(45,284)	(33,967)
Depreciation and amortization in respect of technology and capitalized development costs	(2,812)	(1,674)	(5,383)	(2,814)
Other expenses, net	(378)	0	(506)	0
Share of loss of equity method investee	(248)	(383)	(538)	(741)
Operating profit (loss)	909	(3,707)	(1,898)	(8,897)
Finance expenses, net	(3,601)	(40)	(5,989)	(118)
Loss before taxes on income	(2,692)	(3,747)	(7,887)	(9,015)
Income tax expense	(321)	(226)	(82)	(485)
Loss for the period	$ (3,013)	$ (3,973)	$ (7,969)	$ (9,500)
Loss per share attributed to shareholders of the Company:
Basic loss per share	$ (0.083)	$ (0.12)	$ (0.227)	$ (0.288)
Diluted loss per share	$ (0.083)	$ (0.12)	$ (0.227)	$ (0.288)